Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 12,355	$ 14,546
Within 1 year
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	3,160	2,927
Between 1 and 2 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,461	1,663
Between 2 and 3 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,364	1,496
Between 3 and 4 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	851	1,147
Between 4 and 5 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	614	948
After 5 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 4,905	$ 6,365